Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (56,695,823)	$ (20,267,365)	$ (21,036,690)
Adjustments for:
Depreciation of property and equipment (Note 6)	1,713,686	1,653,798	1,054,264
Amortization of patents and licenses (Note 7)	92,344	87,761	80,246
Amortization of right of use asset (Note 8)	214,165	180,602	158,648
Fair value adjustment to derivative warrant liability (Note 10)	20,631,082	24,865
Non-cash interest (Notes 8)	90,041	53,614	49,738
Stock-based compensation (Note 13)	5,469,369	4,201,444	4,436,604
Non-cash operating costs	(18,766)		40,029
Loss on acquisition of 24.8% of SPX	6,852,687
Gain on contribution of intellectual property to joint venture (Note 5)		(1,031,807)	(1,746,987)
Share of loss in joint venture (Note 5)		1,031,807	3,211,993
Forgiveness of covid-19 government support loans (Note 23)	(7,298)
Total adjustments to reconcile profit (loss)	(21,658,513)	(14,065,281)	(13,752,155)
Net change in non-cash working capital accounts:
Accounts receivable	(7,257)	62,000	(61,099)
Prepaid and other current assets	(1,659,615)	126,936	(356,199)
Accounts payable and accrued liabilities	34,074	(1,256,925)	1,596,690
Contract liabilities		(274,192)	246,853
Cash flows from operating activities	(23,291,311)	(15,407,462)	(12,325,910)
INVESTING ACTIVITIES
Maturity (purchase) of short-term investments (Note 2)	(16,672,811)		6,366,828
Purchase of property and equipment (Note 6)	(6,781,715)	(1,167,953)	(3,011,562)
Purchase of patents and licenses (Note 7)	(196,997)	(79,111)	(62,475)
Long term deposit (Note 15)	(107,890)
Cash received on acquisition of remaining portion of SPX (Note 5)	97,833
Cash flows from investing activities	(23,661,580)	(1,247,064)	3,292,791
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	82,176,180	10,447,603	3,639,722
Payment of lease liability (Note 8)	(255,953)	(252,103)	(204,518)
Repayment of covid-19 government support loans (Note 23)	(21,894)
Cash flows from financing activities	81,898,333	10,195,500	3,435,204
Effect of exchange rate on cash	(820,752)	248,250	(114,015)
Net change in cash and cash equivalents	34,124,690	(6,210,776)	(5,711,930)
Cash and cash equivalents, beginning of year	3,019,069	9,229,845	14,941,775
Cash and cash equivalents, end of year	37,143,759	3,019,069	9,229,845
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Purchase of property and equipment financed through accounts payable	$ 3,399,498